Post-Employment Benefits - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio	158.00%	172.00%
Percentage of company's share of Alecta's saving premiums	0.40%
Percentage of maximum pension liability relation to PRI pensionsgaranti	2.00%
Amount of pledged business mortgage	kr 7.4
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 7.4 billion to PRI Pensionsgaranti at year end. PRI continuously measures the Company credit risk levels according to the credit insurance terms and conditions.
Present value of defined benefit obligation [member]
Disclosure Of Employee Benefits [Line Items]
Net actuarial gains losses net defined benefit liability asset	kr 900.0
Alecta [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of total share of active members in Alecta	2.10%
Expected contribution to Alectas plan	kr 95.0
Sweden [member]
Disclosure Of Employee Benefits [Line Items]
Discount rate	2.10%	2.00%
Discount rates based upon Swedish covered bonds	3.50%	3.90%
Decrease in defined benefit obligation resulting from discount rates based upon Swedish covered bonds	kr 12.1	kr 16.5
Bottom of range [Member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges	125.00%
Top of Range [member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges	175.00%
Ericsson Pensionsstiftelse [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of defined benefit plans	59.00%	57.00%
Percentage of defined benefit plans	100.00%
Other Plans [member]
Disclosure Of Employee Benefits [Line Items]
Net liability recognized	kr 0.0